Asset Retirement Obligation - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Accretion expense	$ 37	$ 27
Asset retirement obligation	$ 500
Discounted obligation payable period	50 years
Discount rate	7.40%
Undiscounted Cash Flow
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Asset retirement obligation	$ 900